Income Taxes - Schedule of Company's Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Valuation Allowance [Abstract]
Beginning balances	$ 22,579	$ 18,577
Additions charged to net loss	10,905	4,002
Ending balances	$ 33,484	$ 22,579